UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:  BlackRock International Index Fund of BlackRock Index Funds, Inc.
               and Master International Index Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
      Officer, BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

BlackRock International Index Fund of BlackRock Index Funds, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                  Beneficial
                                                                                                   Interest
                        Mutual Fund                                                                  (000)           Value
-----------------------------------------------------------------------------------------------------------------------------
                        Master International Index Series of Quantitative Master Series LLC      $ 167,760       $275,005,426
-----------------------------------------------------------------------------------------------------------------------------
                        Total Investments (Cost - $253,434,167) - 100.0%                                          275,005,426

                        Liabilities in Excess of Other Assets - (0.0)%                                               (111,647)
                                                                                                                 ------------
                        Net Assets - 100.0%                                                                      $274,893,779
                                                                                                                 ============

o Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:
            --------------------------------------------------------------------
            Valuation                                             Investments in
             Inputs                                                 Securities
            --------------------------------------------------------------------
            Level 1                                                           --
            Level 2                                               $  275,005,426
            Level 3                                                           --
            --------------------------------------------------------------------
            Total                                                 $  275,005,426
                                                                  ==============

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Australia - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%       Toll Holdings Ltd.                                                  48,708     $     275,911
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                      Qantas Airways Ltd.                                                 71,345           181,886
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                     Coca-Cola Amatil Ltd.                                               47,908           319,871
                                     Foster's Group Ltd.                                                151,945           678,860
                                     Lion Nathan Ltd.                                                    15,978           119,625
                                                                                                                    -------------
                                                                                                                        1,118,356
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                 CSL Ltd.                                                            47,255         1,431,588
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%               Macquarie Group Ltd.                                                21,734           669,221
                                     Perpetual Trustees Australia Ltd.                                    1,777            68,274
                                                                                                                    -------------
                                                                                                                          737,495
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                     Incitec Pivot Ltd.                                                  94,000           376,618
                                     Orica Ltd.                                                          27,591           465,965
                                                                                                                    -------------
                                                                                                                          842,583
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.5%              Australia & New Zealand Banking Group Ltd.                         151,716         2,343,899
                                     Bendigo and Adelaide Bank Ltd.                                      20,287           193,665
                                     Commonwealth Bank of Australia Ltd.                                104,867         3,695,901
                                     National Australia Bank Ltd.                                       128,782         2,599,140
                                     St. George Bank Ltd.                                                44,378         1,047,439
                                     Westpac Banking Corp.                                              148,403         2,630,385
                                                                                                                    -------------
                                                                                                                       12,510,429
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -     Brambles Ltd.                                                      110,178           687,475
0.1%
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         Boart Longyear Group                                                92,485            83,422
0.1%                                 Leighton Holdings Ltd.                                              11,839           364,397
                                                                                                                    -------------
                                                                                                                          447,819
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%        Boral Ltd.                                                          46,639           231,582
                                     James Hardie Industries NV                                          31,616           128,826
                                                                                                                    -------------
                                                                                                                          360,408
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%        Amcor Ltd.                                                          67,681           297,622
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Australian Stock Exchange Ltd.                                      13,605           335,377
0.1%                                 Babcock & Brown Ltd.                                                18,009            29,467
                                                                                                                    -------------
                                                                                                                          364,844
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Telstra Corp. Ltd.                                                 322,461         1,081,845
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                   WorleyParsons Ltd.                                                  11,827           292,534
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.5%      Metcash Ltd.                                                        58,380           186,881
                                     Wesfarmers Ltd.                                                     63,167         1,466,051
                                     Woolworths Ltd.                                                     96,231         2,119,780
                                                                                                                    -------------
                                                                                                                        3,772,712
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                 Goodman Fielder Ltd.                                                77,271            87,656
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Cochlear Ltd.                                                        3,403           163,067
Supplies - 0.0%
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              Sonic Healthcare Ltd.                                               28,196     $     299,933
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                Aristocrat Leisure Ltd.                                             22,855           119,751
Leisure - 0.1%                       Crown Ltd.                                                          33,445           232,287
                                     Tabcorp Holdings Ltd.                                               40,947           269,009
                                     Tatts Group Ltd.                                                    98,432           189,798
                                                                                                                    -------------
                                                                                                                          810,845
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                   Computershare Ltd.                                                  33,896           256,245
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%      CSR Ltd.                                                            92,805           185,954
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                     AMP Ltd.                                                           148,253           842,996
                                     AXA Asia Pacific Holdings Ltd.                                      60,500           248,940
                                     Insurance Australia Group Ltd.                                     147,253           488,774
                                     QBE Insurance Group Ltd.                                            70,217         1,514,306
                                     Suncorp-Metway Ltd.                                                 75,710           575,458
                                                                                                                    -------------
                                                                                                                        3,670,474
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         Fairfax Media Ltd.                                                 105,523           226,100
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.3%               Alumina Ltd.                                                       100,776           254,090
                                     BHP Billiton Ltd.                                                  265,202         6,860,952
                                     BlueScope Steel Ltd.                                                59,588           351,189
                                     Fortescue Metals Group Ltd. (a)                                     97,997           372,846
                                     Newcrest Mining Ltd.                                                35,848           744,848
                                     OZ Mineral Ltd.                                                    230,335           292,269
                                     OneSteel Ltd.                                                       66,281           245,181
                                     Rio Tinto Ltd.                                                      22,596         1,522,570
                                     Sims Group Ltd.                                                     11,875           287,715
                                                                                                                    -------------
                                                                                                                       10,931,660
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%               AGL Energy Ltd.                                                     34,425           379,660
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%              Harvey Norman Holdings Ltd.                                         44,194           111,315
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                Caltex Australia Ltd.                                               12,081           119,498
Fuels - 0.4%                         Origin Energy Ltd.                                                  69,491           898,838
                                     Paladin Resources Ltd. (a)                                          37,373           115,504
                                     Santos Ltd.                                                         47,139           721,291
                                     Woodside Petroleum Ltd.                                             38,184         1,540,761
                                                                                                                    -------------
                                                                                                                        3,395,892
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        CFS Retail Property Trust                                          125,236           227,231
(REITs) - 0.4%                       DB RREEF Trust                                                     198,135           233,066
                                     General Property Trust                                             174,443           254,994
                                     Goodman Group                                                      122,553           247,303
                                     Macquarie Office Trust                                             106,454            68,015
                                     Mirvac Group                                                        91,272           186,042
                                     Stockland                                                          114,066           512,076
                                     Westfield Group                                                    138,648         1,899,195
                                                                                                                    -------------
                                                                                                                        3,627,922
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             Lend Lease Corp., Ltd.                                              27,961           206,248
Development - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                   Asciano Group                                                       48,559           126,952
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           Billabong International Ltd.                                         8,070     $      90,111
Goods - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Macquarie Airports Group                                            51,082           112,304
0.1%                                 Macquarie Infrastructure Group                                     191,018           362,206
                                     Transurban Group                                                    92,011           421,683
                                                                                                                    -------------
                                                                                                                          896,193
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Australia                                                  49,869,734
---------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%             Wienerberger AG                                                      7,093           192,577
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%              Erste Bank der Oesterreichischen Sparkassen AG                      15,647           778,977
                                     Raiffeisen International Bank Holding AG                             4,465           322,489
                                                                                                                    -------------
                                                                                                                        1,101,466
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         Strabag SE                                                           4,955           220,503
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Telekom Austria AG                                                  28,456           500,676
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%            Verbund - Oesterreichische Elektrizitaetswirtschafts AG              5,715           351,711
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                     Vienna Insurance Group                                               2,331           116,368
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                     Andritz AG                                                           3,293           142,143
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%               Voestalpine AG                                                       9,497           296,765
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        OMV AG                                                              13,607           573,535
0.1%
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             IMMOFINANZ Immobilien Anlagen AG                                    40,164           142,083
Development - 0.1%                   Immoeast Immobilien Anlagen AG (a)                                  29,872            75,454
                                     Meinl European Land Ltd. (a)                                        21,504           162,013
                                                                                                                    -------------
                                                                                                                          379,550
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Austria                                                     3,875,294
---------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                     InBev NV                                                            15,234           906,340
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                     Solvay SA                                                            4,893           600,613
                                     Umicore SA                                                          10,244           316,355
                                                                                                                    -------------
                                                                                                                          916,968
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%              Dexia NV                                                            42,737           466,833
                                     KBC Bancassurance Holding                                           13,180         1,146,546
                                                                                                                    -------------
                                                                                                                        1,613,379
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Fortis                                                             184,182         1,137,870
0.3%                                 Groupe Bruxelles Lambert SA                                          6,501           561,089
                                     KBC Ancora                                                           3,067           202,107
                                     Nationale A Portefeuille                                             3,872           256,246
                                                                                                                    -------------
                                                                                                                        2,157,312
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Belgacom SA                                                         13,949           525,546
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%      Colruyt SA                                                           1,343           337,096
                                     Delhaize Group                                                       8,278           480,820
                                                                                                                    -------------
                                                                                                                          817,916
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%               UCB SA                                                               8,700           309,102
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           Mobistar SA                                                          2,394     $     168,499
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Belgium                                                     7,415,062
---------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -        SeaDrill Ltd.                                                       23,123           479,066
0.1%
---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                        Pacific Basin Shipping Ltd.                                        110,713            92,047
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Mongolia Energy Co. Ltd. (a)                                       272,432           146,700
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           C C Land Holdings Ltd.                                              74,888            16,360
Goods - 0.0%                         Yue Yuen Industrial Holdings Ltd.                                   33,785            92,289
                                                                                                                    -------------
                                                                                                                          108,649
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Bermuda                                                       826,462
---------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -           Foxconn International Holdings Ltd. (a)                            148,529            66,440
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%              Lifestyle International Holdings Ltd.                               32,013            36,362
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%       Lee & Man Paper Manufacturing Ltd.                                  38,000            20,825
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in the Cayman Islands                                            123,627
---------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                     Carlsberg A/S                                                        5,874           447,854
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%             Rockwool International A/S                                             388            33,185
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                     Novozymes A/S Class B                                                4,067           362,426
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%              Danske Bank A/S                                                     37,451           901,727
                                     Jyske Bank (a)                                                       3,300           166,157
                                     Sydbank A/S                                                          4,047           121,397
                                                                                                                    -------------
                                                                                                                        1,189,281
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         FLS Industries A/S Class B                                           4,367           221,748
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.2%          Vestas Wind Systems A/S (a)                                         15,259         1,331,880
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                 Danisco A/S                                                          4,513           253,649
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Coloplast A/S Class B                                                1,521           112,875
Supplies - 0.0%                      William Demant Holding (a)                                           1,330            59,819
                                                                                                                    -------------
                                                                                                                          172,694
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                     Topdanmark A/S (a)                                                   1,551           222,258
                                     TrygVesta A/S                                                        2,219           142,677
                                                                                                                    -------------
                                                                                                                          364,935
---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                        AP Moller - Maersk A/S                                                 141         1,222,889
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%               Novo-Nordisk A/S Class B                                            37,777         1,958,446
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                   Dsv A/S                                                             15,808           251,669
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Denmark                                                     7,810,656
---------------------------------------------------------------------------------------------------------------------------------
Finland - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%               Nokian Renkaat Oyj                                                   8,515           204,895
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -           Nokia Oyj                                                          300,603     $   5,606,665
0.7%
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         YIT Oyj                                                             10,577           110,448
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     OKO Bank                                                             6,121            89,203
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Elisa Corp.                                                         13,141           257,859
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%            Fortum Oyj                                                          36,645         1,229,776
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%      Kesko Oyj Class B                                                    6,235           159,522
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                     Sampo Oyj                                                           35,301           803,160
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                     Cargotec Corp. Class B                                               1,911            39,038
                                     Kone Oyj Class B                                                    12,704           345,742
                                     Metso Oyj                                                           10,556           258,900
                                     Wartsila Oyj                                                         7,230           304,588
                                                                                                                    -------------
                                                                                                                          948,268
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         Sanoma Oyj                                                           4,060            76,776
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%               Outokumpu Oyj                                                        9,768           155,625
                                     Rautaruukki Oyj                                                      7,096           141,814
                                                                                                                    -------------
                                                                                                                          297,439
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Neste Oil Oyj                                                       10,559           220,210
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%       Stora Enso Oyj Class R                                              48,145           470,429
                                     UPM-Kymmene Oyj                                                     42,954           670,182
                                                                                                                    -------------
                                                                                                                        1,140,611
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%               Orion Oyj                                                            4,698            79,594
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Finland                                                    11,224,426
---------------------------------------------------------------------------------------------------------------------------------
France - 10.0%
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%           European Aeronautic Defense and Space Co.                           26,785           457,075
                                     Safran SA                                                           15,605           273,097
                                     Thales SA                                                            7,177           362,184
                                     Zodiac SA                                                            3,520           167,872
                                                                                                                    -------------
                                                                                                                        1,260,228
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                      Air France-KLM                                                      11,113           254,437
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%               Compagnie Generale des Etablissements Michelin                      11,889           770,077
                                     Valeo SA                                                             6,460           195,490
                                                                                                                    -------------
                                                                                                                          965,567
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                   Peugeot SA                                                          12,576           473,312
                                     Renault SA                                                          14,516           925,093
                                                                                                                    -------------
                                                                                                                        1,398,405
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                     Pernod-Ricard SA                                                    13,572         1,195,568
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%             Cie de Saint-Gobain SA                                              22,400         1,158,715
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                     Air Liquide                                                         19,587         2,152,298
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.3%              BNP Paribas SA                                                      64,342         6,141,910
                                     Credit Agricole SA                                                  69,667         1,341,772
                                     Natixis                                                             80,926           270,997

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     Societe Generale SA                                                 36,612     $   3,288,836
                                                                                                                    -------------
                                                                                                                       11,043,515
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -     Societe BIC SA                                                       1,668            86,657
0.1%                                 Suez Environnement SA (a)                                           22,304           549,177
                                                                                                                    -------------
                                                                                                                          635,834
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -           Alcatel SA                                                         181,962           701,226
0.1%
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         Bouygues                                                            20,139           912,304
0.3%                                 Eiffage                                                              3,519           188,553
                                     Vinci SA                                                            32,571         1,534,614
                                                                                                                    -------------
                                                                                                                        2,635,471
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%        Imerys SA                                                            2,195           126,113
                                     Lafarge SA                                                          12,107         1,274,721
                                                                                                                    -------------
                                                                                                                        1,400,834
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Eurazeo                                                              2,508           212,015
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        France Telecom SA                                                  144,524         4,053,831
Services - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%            Electricite de France SA                                            16,545         1,196,423
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%          Alstom                                                              17,533         1,330,916
                                     Legrand Promesses                                                    9,435           212,793
                                     Schneider Electric SA                                               17,381         1,492,582
                                                                                                                    -------------
                                                                                                                        3,036,291
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -        Compagnie Generale de Geophysique SA (a)                            10,727           340,358
0.1%                                 Technip SA                                                           8,422           473,241
                                                                                                                    -------------
                                                                                                                          813,599
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%      Carrefour SA                                                        50,199         2,367,223
                                     Casino Guichard Perrachon SA                                         3,591           320,422
                                                                                                                    -------------
                                                                                                                        2,687,645
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%                 Groupe Danone                                                       34,414         2,441,044
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Cie Generale d'Optique Essilor International SA                     16,572           827,692
Supplies - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      Accor SA                                                            16,134           861,659
0.2%                                 Sodexho Alliance SA                                                  7,849           463,200
                                                                                                                    -------------
                                                                                                                        1,324,859
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%                   Atos Origin SA                                                       5,609           246,844
                                     Cap Gemini SA                                                       11,415           539,253
                                                                                                                    -------------
                                                                                                                          786,097
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%      Wendel                                                               2,216           176,745
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                     AXA SA                                                             121,667         3,982,682
                                     CNP Assurances                                                       3,055           345,062
                                     Scor SE                                                             12,592           244,848
                                                                                                                    -------------
                                                                                                                        4,572,592
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                     Vallourec SA                                                         4,377           944,457
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.5%                         Eutelsat Communications                                              8,923           237,354
                                     JC Decaux SA                                                         5,607           122,782

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     Lagardere S.C.A.                                                     9,971     $     449,455
                                     M6-Metropole Television SA                                           2,542            55,886
                                     PagesJaunes Groupe SA                                               10,464           146,021
                                     Publicis Groupe                                                     10,822           340,859
                                     Societe Television Francaise 1                                       9,437           167,183
                                     Vivendi SA                                                          92,172         2,889,650
                                                                                                                    -------------
                                                                                                                        4,409,190
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%               Eramet                                                                 426           163,200
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.7%               GDF Suez                                                            86,345         4,492,201
                                     Veolia Environnement SA                                             31,155         1,281,749
                                                                                                                    -------------
                                                                                                                        5,773,950
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%              Pinault-Printemps-Redoute                                            6,346           567,825
---------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.0%            Neopost SA                                                           2,619           246,960
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Total SA                                                           171,025        10,389,732
1.3%
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%             L'Oreal SA                                                          19,319         1,895,645
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%               Sanofi-Aventis                                                      83,291         5,475,998
---------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.0%         Bureau Veritas SA                                                    4,034           206,385
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        Gecina SA                                                              839            90,429
(REITs) - 0.2%                       ICADE                                                                1,182            95,760
                                     Klepierre                                                            5,901           230,961
                                     Unibail - Rodamco                                                    6,750         1,365,726
                                                                                                                    -------------
                                                                                                                        1,782,876
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                     STMicroelectronics NV                                               56,376           571,666
Semiconductor Equipment -
0.1%
---------------------------------------------------------------------------------------------------------------------------------
Software - 0.0%                      Dassault Systemes SA                                                 5,132           274,984
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           Christian Dior SA                                                    4,485           340,152
Goods - 0.4%                         Hermes International                                                 5,692           926,058
                                     LVMH Moet Hennessy Louis Vuitton SA                                 19,336         1,697,574
                                                                                                                    -------------
                                                                                                                        2,963,784
---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Aeroports de Paris                                                   2,398           197,995
0.0%
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in France                                                     82,795,578
---------------------------------------------------------------------------------------------------------------------------------
Germany - 8.4%
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.2%       Deutsche Post AG                                                    69,745         1,455,192
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                      Deutsche Lufthansa AG                                               18,828           368,055
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%               Continental AG (a)                                                  12,383         1,230,926
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.2%                   Bayerische Motoren Werke AG                                         27,309         1,058,515
                                     Bayerische Motoren Werke AG (Preference
                                     Shares)                                                              5,309           162,826
                                     DaimlerChrysler AG                                                  68,534         3,402,906
                                     Porsche Automobil Holding SE (Preference Shares)                     7,218           782,720
                                     Volkswagen AG                                                       11,525         4,516,018
                                                                                                                    -------------
                                                                                                                        9,922,985
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.4%               Deutsche Bank AG Registered Shares                                  42,870         3,066,785
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.7%                     BASF SE                                                             75,139     $   3,582,354
                                     K+S AG                                                              12,249           849,296
                                     Linde AG                                                            11,059         1,180,941
                                     Wacker Chemie AG                                                     1,287           183,742
                                                                                                                    -------------
                                                                                                                        5,796,333
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%              Commerzbank AG                                                      56,690           840,359
                                     Deutsche Postbank AG                                                 6,769           256,408
                                     Hypo Real Estate Holding AG                                         13,286            78,374
                                                                                                                    -------------
                                                                                                                        1,175,141
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         Bilfinger Berger AG                                                  3,103           161,623
0.0%                                 Hochtief AG                                                          3,455           164,893
                                                                                                                    -------------
                                                                                                                          326,516
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%        HeidelbergCement AG                                                  2,346           247,912
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Deutsche Boerse AG                                                  15,716         1,438,174
0.2%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Deutsche Telekom AG                                                223,694         3,397,284
Services - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.9%            E.ON AG                                                            150,326         7,566,921
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%          Q-Cells AG (a)                                                       4,977           417,336
                                     Solarworld AG                                                        6,748           284,030
                                                                                                                    -------------
                                                                                                                          701,366
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%      Metro AG                                                             9,362           469,468
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Fresenius AG                                                         2,764           202,897
Supplies - 0.1%                      Fresenius AG (Preference Shares)                                     6,253           455,070
                                                                                                                    -------------
                                                                                                                          657,967
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              Celesio AG                                                           7,048           307,591
Services - 0.1%                      Fresenius Medical Care AG                                           15,710           813,249
                                                                                                                    -------------
                                                                                                                        1,120,840
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      TUI AG                                                              17,565           290,146
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.0%            Henkel KGaA                                                         11,896           364,848
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.8%      Rheinmetall AG                                                       2,960           159,310
                                     Siemens AG                                                          68,689         6,407,088
                                                                                                                    -------------
                                                                                                                        6,566,398
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%                     Allianz AG Registered Shares                                        35,771         4,904,130
                                     Hannover Rueckversicherung AG Registered Shares                      4,957           181,417
                                     Muenchener Rueckversicherungs AG Registered Shares                  16,322         2,462,083
                                                                                                                    -------------
                                                                                                                        7,547,630
---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services -       United Internet AG                                                  11,411           122,699
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                     GEA Group AG                                                        12,377           239,565
                                     MAN AG                                                               8,723           587,287
                                                                                                                    -------------
                                                                                                                          826,852
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%               Salzgitter AG                                                        3,391     $     342,916
                                     ThyssenKrupp AG                                                     29,702           891,769
                                                                                                                    -------------
                                                                                                                        1,234,685
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.4%               RWE AG                                                              35,288         3,364,231
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%              KarstadtQuelle AG (a)                                                5,125            16,811
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%             Beiersdorf AG                                                        7,287           460,584
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.6%               Bayer AG                                                            60,439         4,426,369
                                     Merck KGaA                                                           5,332           568,620
                                                                                                                    -------------
                                                                                                                        4,994,989
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             IVG Immobilien AG                                                    7,749            74,661
Development - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                     Infineon Technologies AG (a)                                        61,658           342,318
Semiconductor Equipment - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Software - 0.4%                      SAP AG                                                              68,954         3,672,406
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           Adidas-Salomon AG                                                   16,799           897,396
Goods - 0.1%                         Puma AG Rudolf Dassler Sport                                           573           155,949
                                                                                                                    -------------
                                                                                                                        1,053,345
---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Fraport AG                                                           2,921           173,590
0.0%                                 Hamburger Hafen und Logistik AG                                      2,544           150,893
                                                                                                                    -------------
                                                                                                                          324,483
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Germany                                                    70,198,951
---------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.0%                     Coca-Cola Hellenic Bottling Co. SA                                  12,150           265,187
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%               Marfin Investment Group SA                                          53,258           382,060
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%              Alpha Bank AE                                                       30,594           666,065
                                     EFG Eurobank Ergasias SA                                            27,217           496,113
                                     National Bank of Greece SA                                          41,002         1,661,584
                                     Piraeus Bank SA                                                     25,972           540,787
                                                                                                                    -------------
                                                                                                                        3,364,549
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%        Titan Cement Co. SA                                                  3,439           113,576
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Hellenic Telecommunications Organization SA                         22,295           400,751
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%            Public Power Corp.                                                   8,606           132,766
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      OPAP SA                                                             17,998           552,431
0.1%
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Hellenic Petroleum SA                                                6,553            69,830
0.0%
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Greece                                                      5,281,150
---------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                      Cathay Pacific Airways Ltd.                                        106,263           181,253
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%              BOC Hong Kong Holdings Ltd.                                        304,900           545,091
                                     Bank of East Asia Ltd.                                             117,139           368,733
                                     CITIC International Financial Holdings Ltd. (a)                    216,000           142,974
                                     Hang Seng Bank Ltd.                                                 63,053         1,191,962
                                     Wing Hang Bank Ltd.                                                 10,500            80,672

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     Wing Lung Bank                                                       6,600     $     131,939
                                                                                                                    -------------
                                                                                                                        2,461,371
---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                  Li & Fung Ltd.                                                     183,990           450,232
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Hong Kong Exchanges and Clearing Ltd.                               84,348         1,038,866
0.1%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        PCCW Ltd.                                                          364,195           151,754
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.3%            CLP Holdings Ltd.                                                  169,187         1,364,789
                                     Cheung Kong Infrastructure Holdings Ltd.                            28,500           132,629
                                     HongKong Electric Holdings Ltd.                                    117,000           734,873
                                                                                                                    -------------
                                                                                                                        2,232,291
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &               Kingboard Chemical Holdings Ltd.                                    50,647           172,933
Instruments - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                 The Hong Kong & China Gas Ltd.                                     323,290           737,979
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      Shangri-La Asia Ltd.                                                84,990           121,762
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%      Hutchison Whampoa Ltd.                                             176,176         1,353,127
                                     NWS Holdings Ltd.                                                   79,000           141,756
                                                                                                                    -------------
                                                                                                                        1,494,883
---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                        Orient Overseas International Ltd.                                  17,057            43,695
                                     Shun Tak Holdings Ltd.                                              60,000            20,660
                                                                                                                    -------------
                                                                                                                           64,355
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         Television Broadcasts Ltd.                                          12,000            50,958
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        The Link REIT                                                      184,414           383,354
(REITs) - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             Cheung Kong Holdings Ltd.                                          114,835         1,300,912
Development - 0.7%                   Chinese Estates Holdings Ltd.                                       96,000           118,960
                                     Hang Lung Group Ltd.                                                83,000           262,914
                                     Hang Lung Properties Ltd.                                          167,000           393,124
                                     Henderson Land Development Co., Ltd.                                86,491           385,557
                                     Hopewell Holdings Ltd.                                              56,349           204,640
                                     Hysan Development Co., Ltd.                                         56,791           147,832
                                     Kerry Properties Ltd.                                               55,000           178,258
                                     New World Development Ltd.                                         195,484           217,719
                                     Sino Land Co.                                                      160,421           179,670
                                     Sun Hung Kai Properties Ltd.                                       116,324         1,198,693
                                     Swire Pacific Ltd. Class A                                          68,077           598,406
                                     Wharf Holdings Ltd.                                                112,870           322,462
                                     Wheelock and Co., Ltd.                                              91,000           165,057
                                                                                                                    -------------
                                                                                                                        5,674,204
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                   MTR Corp.                                                          115,000           339,565
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                     ASM Pacific Technology Ltd.                                         12,504            72,273
Semiconductor Equipment - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%              Esprit Holdings Ltd.                                                87,200           540,515
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Hong Kong Aircraft Engineering Company Ltd.                          3,200     $      36,799
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           Hutchison Telecommunications International                         158,647           177,169
Services - 0.0%                      Ltd. (a)
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Hong Kong                                                  16,382,516
---------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                      Ryanair Holdings Plc (a)                                            35,968           114,749
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%              Allied Irish Banks Plc                                              72,617           585,919
                                     Anglo Irish Bank Corp. Plc                                          62,641           342,885
                                     Bank of Ireland                                                     82,478           462,634
                                                                                                                    -------------
                                                                                                                        1,391,438
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%        CRH Plc                                                             44,247           938,234
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                 Kerry Group Plc                                                      9,542           279,540
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                     Irish Life & Permanent Plc                                          23,239           162,127
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%               Elan Corp. Plc (a)                                                  37,704           399,089
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Ireland                                                     3,285,177
---------------------------------------------------------------------------------------------------------------------------------
Italy - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%           Finmeccanica SpA                                                    24,557           532,335
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%               Pirelli & C. SpA                                                   204,382           120,591
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                   Fiat SpA                                                            58,552           787,404
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%               Mediobanca SpA                                                      40,577           550,745
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.2%              Banca Carige SpA                                                    61,682           202,881
                                     Banca Monte dei Paschi di Siena SpA                                204,231           508,296
                                     Banca Popolare di Milano Scrl                                       32,435           275,006
                                     Banco Popolare SpA                                                  52,825           820,605
                                     Intesa Sanpaolo SpA                                                604,838         3,326,347
                                     Intesa Sanpaolo SpA (Non-Convertible Savings Shares)                68,618           327,359
                                     Unicredit SpA                                                      890,135         3,329,155
                                     Unione Di Banche Italiane ScpA                                      50,076         1,096,999
                                                                                                                    -------------
                                                                                                                        9,886,648
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%        Italcementi SpA                                                      6,190            76,727
                                     Italcementi SpA (Non-Convertible Savings Shares)                    10,722           101,113
                                                                                                                    -------------
                                                                                                                          177,840
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     IFIL-Investments SpA                                                31,121           141,125
0.0%                                 Instituto Finanziario Industriale SpA (Preference Shares) (a)        2,994            33,072
                                                                                                                    -------------
                                                                                                                          174,197
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Telecom Italia SpA                                                 793,143         1,180,413
Services - 0.2%                      Telecom Italia SpA (Non-Convertible Savings Shares)                497,057           563,437
                                                                                                                    -------------
                                                                                                                        1,743,850
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%            Enel SpA                                                           342,643         2,860,269
                                     Terna SpA                                                           98,741           363,019
                                                                                                                    -------------
                                                                                                                        3,223,288
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%          Prysmian SpA                                                         8,885     $     174,775
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -        Saipem SpA                                                          21,839           655,007
0.1%
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                 Parmalat SpA                                                       136,122           321,114
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                 Snam Rete Gas SpA                                                   64,373           388,754
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      Autogrill SpA                                                        8,807            99,996
0.0%                                 Lottomatica SpA                                                      6,535           171,122
                                                                                                                    -------------
                                                                                                                          271,118
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                     Alleanza Assicurazioni SpA                                          34,823           320,094
                                     Assicurazioni Generali SpA                                          83,255         2,763,819
                                     Fondiaria-Sai SpA                                                    6,498           153,377
                                     Mediolanum SpA                                                      31,013           142,088
                                     Unipol SpA                                                          54,783           117,556
                                     Unipol SpA (Preference Shares)                                      53,172            90,328
                                                                                                                    -------------
                                                                                                                        3,587,262
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                         Mediaset SpA                                                        63,163           401,098
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.0%               A2A SpA                                                            103,091           263,052
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Eni SpA                                                            206,437         5,471,818
0.7%
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           Bulgari SpA                                                         12,838           114,918
Goods - 0.0%                         Luxottica Group SpA                                                 11,420           262,739
                                                                                                                    -------------
                                                                                                                          377,657
---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Autostrade SpA                                                      19,679           405,141
0.1%
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Italy                                                      29,513,694
---------------------------------------------------------------------------------------------------------------------------------
Japan - 21.1%
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%       Yamato Transport Co., Ltd.                                          31,000           347,205
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                      All Nippon Airways Co., Ltd.                                        32,000           113,995
                                     Japan Airlines Corp. (a)                                            91,000           187,379
                                                                                                                    -------------
                                                                                                                          301,374
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.4%               Aisin Seiki Co., Ltd.                                               15,400           377,147
                                     Bridgestone Corp.                                                   48,700           921,965
                                     Denso Corp.                                                         38,900           954,133
                                     NGK Spark Plug Co., Ltd.                                            15,000           146,028
                                     NHK Spring Co., Ltd.                                                 9,000            49,915
                                     NOK Corp.                                                           10,600           118,833
                                     Stanley Electric Co., Ltd.                                          11,100           162,836
                                     Sumitomo Rubber Industries, Ltd.                                    18,700           166,598
                                     Tokai Rika Co., Ltd.                                                 2,000            25,403
                                     Toyoda Gosei Co., Ltd.                                               5,300            90,050
                                     Toyota Boshoku Corp.                                                 3,800            42,009
                                     Toyota Industries Corp.                                             15,400           388,643
                                                                                                                    -------------
                                                                                                                        3,443,560
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 2.0%                   Daihatsu Motor Co., Ltd.                                            20,000           218,806
                                     Fuji Heavy Industries Ltd.                                          47,000           238,072
                                     Honda Motor Co., Ltd.                                              132,100         4,006,958

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     Isuzu Motors Ltd.                                                  100,000     $     277,903
                                     Mazda Motor Corp.                                                   74,000           301,366
                                     Mitsubishi Motors Corp. (a)                                        280,000           471,828
                                     Nissan Motor Co., Ltd.                                             181,000         1,223,883
                                     Suzuki Motor Corp.                                                  27,700           513,258
                                     Toyota Motor Corp.                                                 221,200         9,456,855
                                     Yamaha Motor Co., Ltd.                                              16,200           221,261
                                                                                                                    -------------
                                                                                                                       16,930,190
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                     Asahi Breweries Ltd.                                                30,900           541,570
                                     Coca-Cola West Holdings Co., Ltd.                                    3,300            74,570
                                     Ito En, Ltd.                                                         5,800            75,286
                                     Kirin Holdings Co., Ltd.                                            63,000           827,759
                                     Sapporo Holdings Ltd.                                               23,000           170,796
                                                                                                                    -------------
                                                                                                                        1,689,981
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.3%             Asahi Glass Co., Ltd.                                               81,100           712,920
                                     Daikin Industries Ltd.                                              21,200           715,035
                                     JS Group Corp.                                                      19,300           242,967
                                     Nippon Sheet Glass Co., Ltd.                                        48,000           248,583
                                     Toto Ltd.                                                           22,000           162,691
                                                                                                                    -------------
                                                                                                                        2,082,196
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.4%               Daiwa Securities Group, Inc.                                       107,000           779,360
                                     Jafco Co., Ltd.                                                      1,400            52,770
                                     Nomura Holdings, Inc.                                              140,900         1,838,760
                                     SBI Holdings, Inc.                                                   1,486           222,457
                                     Shinko Securities Co., Ltd.                                         40,300           113,789
                                                                                                                    -------------
                                                                                                                        3,007,136
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%                     Asahi Kasei Corp.                                                   94,000           395,497
                                     DIC Corp.                                                           30,000            56,818
                                     Daicel Chemical Industries Ltd.                                     11,000            49,484
                                     Denki Kagaku Kogyo Kabushiki Kaisha                                 25,000            65,770
                                     Hitachi Chemical Co., Ltd.                                           8,700           116,748
                                     JSR Corp.                                                           14,500           193,365
                                     Kaneka Corp.                                                        15,000            82,864
                                     Kansai Paint Co., Ltd.                                              14,000            86,836
                                     Kuraray Co., Ltd.                                                   26,500           263,416
                                     Mitsubishi Chemical Holdings Corp.                                 103,000           544,432
                                     Mitsubishi Gas Chemical Co., Inc.                                   31,000           149,923
                                     Mitsubishi Rayon Co., Ltd.                                          47,000           116,398
                                     Mitsui Chemicals, Inc.                                              55,000           242,471
                                     Nippon Sanso Corp.                                                  16,000           126,753
                                     Nissan Chemical Industries Ltd.                                     16,000           146,921
                                     Nitto Denko Corp.                                                   13,010           330,982
                                     Shin-Etsu Chemical Co., Ltd.                                        33,000         1,569,174
                                     Showa Denko KK                                                      93,000           196,097
                                     Sumitomo Chemical Co., Ltd.                                        126,000           556,617
                                     Teijin Ltd.                                                         85,000           255,413
                                     Tokuyama Corp.                                                      20,000           116,044

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     Toray Industries, Inc.                                             106,700     $     500,937
                                     Tosoh Corp.                                                         49,000           144,591
                                     Ube Industries Ltd.                                                 81,000           218,402
                                                                                                                    -------------
                                                                                                                        6,525,953
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.4%              The 77 Bank Ltd.                                                    17,000            85,720
                                     Aozora Bank Ltd.                                                    70,000           109,734
                                     The Bank of Kyoto Ltd.                                              23,000           234,744
                                     The Bank of Yokohama Ltd.                                           98,000           485,434
                                     The Chiba Bank Ltd.                                                 60,000           314,586
                                     The Chugoku Bank Ltd.                                               17,000           237,225
                                     Chuo Mitsui Trust Holdings, Inc.                                    78,000           421,100
                                     Fukuoka Financial Group, Inc.                                       67,000           246,560
                                     The Gunma Bank Ltd.                                                 22,000           125,453
                                     The Hachijuni Bank Ltd.                                             25,000           132,622
                                     The Hiroshima Bank Ltd.                                             26,000            96,311
                                     Hokuhoku Financial Group, Inc.                                      80,100           178,750
                                     The Iyo Bank Ltd.                                                   25,000           272,524
                                     The Joyo Bank Ltd.                                                  46,000           209,412
                                     Mitsubishi UFJ Financial Group, Inc.                               822,574         7,173,050
                                     Mizuho Financial Group, Inc.                                           769         3,362,951
                                     The Nishi-Nippon City Bank Ltd.                                     45,000           112,365
                                     Resona Holdings, Inc.                                                  401           540,962
                                     Sapporo Hokuyo Holdings, Inc.                                           15            75,089
                                     Shinsei Bank Ltd.                                                  122,000           375,248
                                     The Shizuoka Bank Ltd.                                              49,000           482,434
                                     Sumitomo Mitsui Financial Group, Inc.                                  533         3,341,731
                                     The Sumitomo Trust & Banking Co., Ltd.                             113,000           752,856
                                     Suruga Bank Ltd.                                                    15,000           174,597
                                     The Yasuda Trust & Banking Co., Ltd.                               145,000           198,950
                                     Yamaguchi Financial Group, Inc.                                     21,000           256,276
                                                                                                                    -------------
                                                                                                                       19,996,684
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -     Dai Nippon Printing Co., Ltd.                                       47,000           633,955
0.2%                                 Secom Co., Ltd.                                                     16,800           699,849
                                     Toppan Printing Co., Ltd.                                           41,000           319,749
                                                                                                                    -------------
                                                                                                                        1,653,553
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.4%       Fujitsu Ltd.                                                       149,000           837,674
                                     Mitsumi Electric Co., Ltd.                                           6,700           170,134
                                     NEC Corp.                                                          154,000           658,215
                                     Seiko Epson Corp.                                                   10,300           239,532
                                     Toshiba Corp.                                                      246,000         1,072,870
                                                                                                                    -------------
                                                                                                                        2,978,425
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         JGC Corp.                                                           18,000           288,781
0.2%                                 Kajima Corp.                                                        67,800           204,816
                                     Kinden Corp.                                                         7,000            66,685
                                     Obayashi Corp.                                                      54,000           273,084
                                     Shimizu Corp.                                                       48,000           228,653

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     Taisei Corp.                                                        93,000     $     242,708
                                                                                                                    -------------
                                                                                                                        1,304,727
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%        Taiheiyo Cement Corp.                                               73,000           106,428
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%              Acom Co., Ltd.                                                       5,260           179,767
                                     Aeon Credit Service Co., Ltd.                                        9,400            95,941
                                     Aiful Corp.                                                          6,550            50,680
                                     Credit Saison Co., Ltd.                                             13,200           216,942
                                     ORIX Corp.                                                           7,360           921,531
                                     Promise Co., Ltd.                                                    5,900           114,166
                                     Takefuji Corp.                                                       8,870           115,427
                                                                                                                    -------------
                                                                                                                        1,694,454
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%        Toyo Seikan Kaisha Ltd.                                              9,900           151,971
---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                  Canon Marketing Japan Inc.                                           4,700            71,992
---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services -      Benesse Corp.                                                        4,900           200,137
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Diamond Lease Co., Ltd.                                              3,720           121,734
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Nippon Telegraph & Telephone Corp.                                     406         1,812,159
Services - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%            Chubu Electric Power Co., Inc.                                      53,000         1,248,826
                                     Chugoku Electric Power Co.                                          21,500           440,785
                                     Hokkaido Electric Power Co., Inc.                                   13,200           275,620
                                     Hokuriku Electric Power                                             16,100           387,415
                                     The Kansai Electric Power Co., Inc.                                 61,500         1,368,284
                                     Kyushu Electric Power Co., Inc.                                     30,300           631,591
                                     Shikoku Electric Power Co., Inc.                                    16,400           411,912
                                     Tohoku Electric Power Co., Inc.                                     34,100           732,963
                                     The Tokyo Electric Power Co., Inc.                                  97,400         2,396,471
                                                                                                                    -------------
                                                                                                                        7,893,867
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%          Fuji Electric Holdings Co., Ltd.                                    31,800            76,815
                                     Furukawa Electric Co., Ltd.                                         52,000           229,626
                                     Mitsubishi Electric Corp.                                          155,000         1,045,795
                                     Panasonic Electric Works Ltd.                                       32,873           291,930
                                     Sumitomo Electric Industries Ltd.                                   60,200           655,227
                                     Ushio, Inc.                                                          5,800            95,564
                                                                                                                    -------------
                                                                                                                        2,394,957
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &               Alps Electric Co., Ltd.                                             17,700           138,555
Instruments - 1.0%                   Citizens Holding Co., Ltd.                                          32,400           224,557
                                     Fuji Photo Film Co., Ltd.                                           39,100         1,008,033
                                     Hirose Electric Co., Ltd.                                            2,000           190,618
                                     Hitachi High-Technologies Corp.                                      4,300            85,269
                                     Hitachi Ltd.                                                       270,000         1,822,763
                                     Hoya Corp.                                                          33,100           656,631
                                     Ibiden Co., Ltd.                                                    10,900           265,351
                                     Keyence Corp.                                                        3,000           598,449
                                     Kyocera Corp.                                                       13,000           986,774

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     Mabuchi Motor Co., Ltd.                                              1,400     $      63,660
                                     Murata Manufacturing Co., Ltd.                                      17,200           694,375
                                     Nidec Corp.                                                          8,700           535,213
                                     Nippon Electric Glass Co.                                           27,500           249,108
                                     Omron Corp.                                                         14,500           225,074
                                     Shimadzu Corp.                                                      26,000           210,685
                                     TDK Corp.                                                            9,900           495,849
                                     Yaskawa Electric Corp.                                              16,000            91,108
                                     Yokogawa Electric Corp.                                             12,700            80,637
                                                                                                                    -------------
                                                                                                                        8,622,709
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.4%      Aeon Co., Ltd.                                                      51,000           521,059
                                     FamilyMart Co., Ltd.                                                 3,400           143,866
                                     Lawson, Inc.                                                         5,600           258,246
                                     Seven & I Holdings Co., Ltd.                                        69,300         1,990,982
                                     UNY Co., Ltd.                                                       16,000           162,818
                                                                                                                    -------------
                                                                                                                        3,076,971
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                 Ajinomoto Co., Inc.                                                 53,000           505,133
                                     Kikkoman Corp.                                                      16,000           216,720
                                     Meiji Dairies Corp.                                                 31,000           165,733
                                     Nippon Meat Packers, Inc.                                           15,000           227,462
                                     Nisshin Seifun Group, Inc.                                          10,500           141,346
                                     Nissin Foods Holdings Co., Ltd.                                      7,500           267,305
                                     Toyo Suisan Kaisha, Ltd.                                             7,000           177,457
                                     Yakult Honsha Co., Ltd.                                              6,200           191,047
                                     Yamazaki Baking Co., Ltd.                                            6,000            72,767
                                                                                                                    -------------
                                                                                                                        1,964,970
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                 Osaka Gas Co., Ltd.                                                158,000           544,042
                                     Toho Gas Co., Ltd.                                                  48,000           264,742
                                     Tokyo Gas Co., Ltd.                                                186,000           776,079
                                                                                                                    -------------
                                                                                                                        1,584,863
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Olympus Corp.                                                       18,000           526,099
Supplies - 0.2%                      Terumo Corp.                                                        13,600           709,436
                                                                                                                    -------------
                                                                                                                        1,235,535
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              Alfresa Holdings Corp.                                               1,700            82,295
Services - 0.0%                      Mediceo Paltac Holdings Co., Ltd.                                    8,500           103,988
                                     Suzuken Co., Ltd.                                                    4,200           127,632
                                                                                                                    -------------
                                                                                                                          313,915
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      Oriental Land Co., Ltd.                                              3,400           230,498
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.9%            Casio Computer Co., Ltd.                                            19,000           178,390
                                     HASEKO Corp.                                                        72,000            51,709
                                     Makita Corp.                                                         9,800           200,758
                                     Panasonic Corp.                                                    147,000         2,534,209
                                     Pioneer Corp.                                                       14,100            93,005
                                     Sanyo Electric Co., Ltd. (a)                                       136,000           236,134
                                     Sekisui Chemical Co., Ltd.                                          26,000           154,557
                                     Sekisui House Ltd.                                                  37,000           339,698

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     Sharp Corp.                                                         80,000     $     874,164
                                     Sony Corp.                                                          80,100         2,470,093
                                                                                                                    -------------
                                                                                                                        7,132,717
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%            Kao Corp.                                                           42,000         1,126,336
                                     Uni-Charm Corp.                                                      3,600           276,347
                                                                                                                    -------------
                                                                                                                        1,402,683
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%                   CSK Holdings Corp.                                                   6,200            90,604
                                     Itochu Techno-Science Corp.                                            700            17,830
                                     NTT Data Corp.                                                         101           399,305
                                     Nomura Research Institute Ltd.                                       8,700           179,057
                                     Obic Co., Ltd.                                                         430            70,173
                                     Otsuka Shokai Co., Ltd.                                                700            45,683
                                                                                                                    -------------
                                                                                                                          802,652
---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &        Electric Power Development Co.                                      10,600           342,303
Energy Traders - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%      Hankyu Hanshin Holdings, Inc.                                       84,000           385,829
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                     Aioi Insurance Co., Ltd.                                            45,000           224,457
                                     Mitsui Sumitomo Insurance Group Holdings, Inc.                      30,357         1,033,880
                                     Nipponkoa Insurance Co., Ltd.                                       53,000           297,903
                                     Sompo Japan Insurance, Inc.                                         66,800           566,978
                                     Sony Financial Holdings, Inc.                                           70           275,601
                                     T&D Holdings, Inc.                                                  15,650           826,657
                                     Tokio Marine Holdings, Inc.                                         54,800         2,011,917
                                                                                                                    -------------
                                                                                                                        5,237,393
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%     Dena Co., Ltd.                                                          24            96,699
                                     Rakuten, Inc.                                                          539           304,147
                                                                                                                    -------------
                                                                                                                          400,846
---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services -       Yahoo! Japan Corp.                                                   1,211           396,442
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products -       Namco Bandai Holdings, Inc.                                         16,700           183,593
0.2%                                 Nikon Corp.                                                         27,000           647,704
                                     Sankyo Co., Ltd. (Gunma)                                             4,300           218,266
                                     Sega Sammy Holdings, Inc.                                           18,132           164,016
                                     Shimano, Inc.                                                        5,600           192,785
                                     Yamaha Corp.                                                        12,000           204,621
                                                                                                                    -------------
                                                                                                                        1,610,985
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.9%                     Amada Co., Ltd.                                                     28,000           153,771
                                     Fanuc Ltd.                                                          15,300         1,151,047
                                     Hino Motors Ltd.                                                    22,000            88,951
                                     Hitachi Construction Machinery Co., Ltd.                             8,800           217,507
                                     IHI Corp.                                                           98,000           153,989
                                     JTEKT Corp.                                                         15,600           177,992
                                     The Japan Steel Works, Ltd.                                         28,000           348,124
                                     Kawasaki Heavy Industries Ltd.                                     122,000           260,298
                                     Komatsu Ltd.                                                        71,900         1,177,111
                                     Kubota Corp.                                                        87,000           548,749
                                     Kurita Water Industries Ltd.                                         9,100           213,139

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     Minebea Co., Ltd.                                                   29,000     $     108,767
                                     Mitsubishi Heavy Industries Ltd.                                   256,200         1,112,801
                                     Mitsui Engineering & Shipbuilding Co., Ltd.                         58,000           110,525
                                     NGK Insulators Ltd.                                                 21,000           257,091
                                     NSK Ltd.                                                            35,000           202,193
                                     NTN Corp.                                                           26,000           135,117
                                     OKUMA Corp.                                                         16,000            92,844
                                     SMC Corp.                                                            4,600           479,263
                                     Sumitomo Heavy Industries Ltd.                                      46,000           219,317
                                     THK Co., Ltd.                                                        9,200           143,152
                                                                                                                    -------------
                                                                                                                        7,351,748
---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                        Kawasaki Kisen Kaisha Ltd.                                          49,000           303,146
                                     Mitsui OSK Lines Ltd.                                               92,000           799,329
                                     Nippon Yusen Kabushiki Kaisha                                       89,000           580,156
                                                                                                                    -------------
                                                                                                                        1,682,631
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                         Dentsu, Inc.                                                           170           341,897
                                     Fuji Media Holdings, Inc.                                               54            69,652
                                     Hakuhodo DY Holdings, Inc.                                             800            39,467
                                     Jupiter Telecommunications Co., Ltd.                                   133            95,762
                                     Toho Co., Ltd.                                                       6,000           125,564
                                     Tokyo Broadcasting System, Inc.                                      3,500            60,079
                                                                                                                    -------------
                                                                                                                          732,421
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%               Daido Steel Co., Ltd.                                               24,000           127,019
                                     Dowa Mining Co., Ltd.                                               16,000            71,747
                                     Hitachi Metals Ltd.                                                 13,000           155,377
                                     JFE Holdings, Inc.                                                  41,800         1,296,476
                                     Kobe Steel Ltd.                                                    208,000           418,554
                                     Maruichi Steel Tube Ltd.                                             4,400           120,851
                                     Mitsubishi Materials Corp.                                          93,000           292,114
                                     Mitsui Mining & Smelting Co., Ltd.                                  63,000           147,047
                                     Nippon Steel Corp.                                                 407,000         1,536,487
                                     Nisshin Steel Co., Ltd.                                             49,000            94,788
                                     Osaka Titanium Technologies Co.                                      1,500            49,926
                                     Sumitomo Metal Industries Ltd.                                     308,000           954,846
                                     Sumitomo Metal Mining Co., Ltd.                                     44,000           440,956
                                     Toho Titanium Co. Ltd.                                                 700            10,831
                                     Tokyo Steel Manufacturing Co., Ltd.                                  9,700           107,178
                                     Yamato Kogyo Co., Ltd.                                               3,500           122,296
                                                                                                                    -------------
                                                                                                                        5,946,493
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%              Isetan Mitsukoshi Holdings Ltd.                                     30,105           353,225
                                     J Front Retailing Co., Ltd.                                         32,600           188,073
                                     Marui Group Co., Ltd.                                               26,700           199,393
                                     Takashimaya Co., Ltd.                                               24,000           209,115
                                                                                                                    -------------
                                                                                                                          949,806
---------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.6%            Brother Industries Ltd.                                             23,000           243,532
                                     Canon, Inc.                                                         85,200         3,230,006
                                     Konica Minolta Holdings, Inc.                                       38,500           440,007

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     Ricoh Co., Ltd.                                                     54,000     $     759,292
                                                                                                                    -------------
                                                                                                                        4,672,837
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Cosmo Oil Co., Ltd.                                                 30,000            71,159
0.3%                                 Idemitsu Kosan Co., Ltd.                                             2,000           161,975
                                     Inpex Corp.                                                             65           552,398
                                     Japan Petrolleum Explora                                             3,000           153,999
                                     Nippon Mining Holdings, Inc.                                        69,500           279,948
                                     Nippon Oil Corp.                                                   104,000           523,712
                                     Showa Shell Sekiyu KK                                               19,900           193,819
                                     TonenGeneral Sekiyu KK                                              25,000           205,332
                                                                                                                    -------------
                                                                                                                        2,142,342
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%       Nippon Paper Group, Inc.                                                90           263,014
                                     OJI Paper Co., Ltd.                                                 69,000           346,896
                                                                                                                    -------------
                                                                                                                          609,910
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%             Shiseido Co., Ltd.                                                  26,000           582,229
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.2%               Astellas Pharma, Inc.                                               39,600         1,663,961
                                     Chugai Pharmaceutical Co., Ltd.                                     18,000           293,320
                                     Daiichi Sankyo Co., Ltd.                                            56,000         1,442,921
                                     Dainippon Pharma Co., Ltd.                                          18,000           147,455
                                     Eisai Co., Ltd.                                                     20,200           788,810
                                     Hisamitsu Pharmaceutical Co., Ltd.                                   6,500           284,492
                                     Kyowa Hakko Kirin Co., Ltd.                                         20,000           210,341
                                     Mitsubishi Tanabe Pharma Corp.                                      20,000           277,962
                                     Ono Pharmacecutical Co., Ltd.                                        7,600           356,171
                                     Santen Pharmaceutical Co., Ltd.                                      4,700           121,491
                                     Shionogi & Co., Ltd.                                                24,000           486,105
                                     Taisho Pharmaceutical Co., Ltd.                                     11,000           218,176
                                     Takeda Pharmaceutical Co., Ltd.                                     66,600         3,353,349
                                                                                                                    -------------
                                                                                                                        9,644,554
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        Japan Prime Realty Investment Corp.                                     62           147,008
(REITs) - 0.1%                       Japan Real Estate Investment Corp.                                      34           274,358
                                     Japan Retail Fund Investment Corp.                                      37           152,123
                                     Nippon Building Fund, Inc.                                              41           396,354
                                     Nomura Real Estate Office Fund, Inc.                                    20           136,669
                                                                                                                    -------------
                                                                                                                        1,106,512
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             Aeon Mall Co., Ltd.                                                  3,600           107,296
Development - 0.6%                   Daito Trust Construction Co., Ltd.                                   6,500           241,753
                                     Daiwa House Industry Co., Ltd.                                      41,000           391,983
                                     Leopalace21 Corp.                                                   11,400            88,151
                                     Mitsubishi Estate Co., Ltd.                                         94,000         1,852,284
                                     Mitsui Fudosan Co., Ltd.                                            67,000         1,294,571
                                     NTT Urban Development Co.                                               63            76,608
                                     Nomura Real Estate Holdings, Inc.                                    2,000            47,639
                                     Sumitomo Realty & Development Co., Ltd.                             30,000           653,362
                                     Tokyo Tatemono Co., Ltd.                                            22,000           104,622
                                     Tokyu Land Corp.                                                    35,000           130,097
                                                                                                                    -------------
                                                                                                                        4,988,366
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                   Central Japan Railway Co.                                              125     $   1,178,690
                                     East Japan Railway Co.                                                 271         2,021,019
                                     Keihin Electric Express Railway Co., Ltd.                           26,000           170,413
                                     Keio Electric Railway Co., Ltd.                                     37,000           199,256
                                     Keisei Electric Railway Co., Ltd.                                   31,000           170,677
                                     Kintetsu Corp.                                                     111,000           386,821
                                     Nippon Express Co., Ltd.                                            70,000           312,496
                                     Odakyu Electric Railway Co., Ltd.                                   53,000           392,300
                                     Tobu Railway Co., Ltd.                                              52,000           252,145
                                     Tokyu Corp.                                                         91,000           434,759
                                     West Japan Railway Co.                                                 136           582,417
                                                                                                                    -------------
                                                                                                                        6,100,993
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                     Advantest Corp.                                                     11,600           245,288
Semiconductor Equipment - 0.2%       Elpida Memory, Inc. (a)                                              8,900           167,275
                                     NEC Electronics Corp. (a)                                            1,200            25,072
                                     Rohm Co., Ltd.                                                       8,100           445,529
                                     Shinko Electric Industries                                           2,100            19,877
                                     Sumco Corp.                                                         11,300           178,855
                                     Tokyo Electron Ltd.                                                 13,800           624,467
                                                                                                                    -------------
                                                                                                                        1,706,363
---------------------------------------------------------------------------------------------------------------------------------
Software - 0.5%                      Konami Corp.                                                         7,900           198,784
                                     Nintendo Co., Ltd.                                                   7,900         3,350,973
                                     Oracle Corp. Japan                                                   1,800            81,922
                                     Square Enix Holdings Co., Ltd.                                       3,700           108,207
                                     Trend Micro, Inc.                                                    9,000           341,120
                                                                                                                    -------------
                                                                                                                        4,081,006
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%              Fast Retailing Co., Ltd.                                             3,800           387,499
                                     Hikari Tsushin, Inc.                                                   800            17,127
                                     Nitori Co., Ltd.                                                     2,400           142,595
                                     Shimamura Co., Ltd.                                                  1,100            73,767
                                     USS Co., Ltd.                                                        1,140            73,319
                                     Yamada Denki Co., Ltd.                                               6,920           524,528
                                                                                                                    -------------
                                                                                                                        1,218,835
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           Asics Corp.                                                         12,000            93,289
Goods - 0.0%                         Nisshinbo Industries, Inc.                                          13,000           126,779
                                     Onward Holdings Co., Ltd.                                            7,000            73,209
                                                                                                                    -------------
                                                                                                                          293,277
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                       Japan Tobacco, Inc.                                                    359         1,353,102
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                  Itochu Corp.                                                       121,000           728,924
Distributors - 0.8%                  Marubeni Corp.                                                     132,000           598,354
                                     Mitsubishi Corp.                                                   108,300         2,259,154
                                     Mitsui & Co., Ltd.                                                 139,000         1,725,591
                                     Sojitz Corp.                                                        99,900           231,540
                                     Sumitomo Corp.                                                      90,200           841,011
                                     Toyota Tsusho Corp.                                                 16,700           218,795
                                                                                                                    -------------
                                                                                                                        6,603,369
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Kamigumi Co., Ltd.                                                  14,000     $     105,169
0.0%                                 Mitsubishi Logistics Corp.                                           7,000            88,694
                                                                                                                    -------------
                                                                                                                          193,863
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           KDDI Corp.                                                             233         1,319,868
Services - 0.5%                      NTT DoCoMo, Inc.                                                     1,255         2,008,875
                                     Softbank Corp.                                                      60,400           787,109
                                                                                                                    -------------
                                                                                                                        4,115,852
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Japan                                                     175,526,503
---------------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%               Eurasian Natural Resources Corp.                                    25,222           229,672
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Kazakhstan                                                    229,672
---------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                         SES Global                                                          24,363           504,331
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%               ArcelorMittal                                                       68,905         3,490,513
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Luxembourg                                                  3,994,844
---------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%       TNT NV                                                              31,272           866,443
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                     Heineken Holding NV                                                 10,233           401,734
                                     Heineken NV                                                         20,204           811,741
                                                                                                                    -------------
                                                                                                                        1,213,475
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                     Akzo Nobel NV                                                       22,415         1,076,114
                                     Koninklijke DSM NV                                                  11,225           530,937
                                                                                                                    -------------
                                                                                                                        1,607,051
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     ING Groep NV CVA                                                   150,406         3,224,364
0.4%                                 SNS Reaal                                                           12,764           145,666
                                                                                                                    -------------
                                                                                                                        3,370,030
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Koninklijke KPN NV                                                 148,634         2,146,558
Services - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -        Fugro NV                                                             4,637           273,826
0.1%                                 SBM Offshore NV                                                     11,316           242,255
                                                                                                                    -------------
                                                                                                                          516,081
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%      Koninklijke Ahold NV                                                98,280         1,135,301
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.4%                 Unilever NV                                                        129,060         3,632,886
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%            TomTom NV (a)                                                        4,908            90,264
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%      Koninklijke Philips Electronics NV                                  82,425         2,236,397
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                     Aegon NV                                                           110,250           975,413
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                         Reed Elsevier NV                                                    50,391           747,548
                                     Wolters Kluwer NV                                                   23,939           485,198
                                                                                                                    -------------
                                                                                                                        1,232,746
---------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.0%         Randstad Holdings NV                                                 7,691           202,231
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        Corio NV                                                             2,933           208,383
(REITs) - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor       ASML Holding NV                                                     35,570           621,640
Equipment - 0.1%
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Koninklijke Boskalis Westminster NV                                  4,333     $     205,384
0.0%
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in the Netherlands                                            20,260,283
---------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%        Fletcher Building Ltd.                                              44,823           202,494
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Telecom Corp. of New Zealand Ltd.                                  149,831           277,169
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%            Contact Energy Ltd.                                                 18,866            99,879
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      Sky City Ltd.                                                       27,722            68,847
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Auckland International Airport Ltd.                                 55,023            72,305
0.0%
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in New Zealand                                                   720,694
---------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                     Yara International ASA                                              15,700           558,762
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%              DnB NOR ASA                                                         60,599           470,115
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Telenor ASA                                                         51,495           641,239
Services - 0.1%                      Telenor ASA (b)                                                      5,999           218,559
                                                                                                                    -------------
                                                                                                                          859,798
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%          Renewable Energy Corp. ASA (a)                                      12,198           226,110
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -        Acergy SA                                                           15,590           157,600
0.1%                                 Aker Solutions ASA                                                  13,243           214,448
                                     Petroleum Geo-Services ASA (a)                                      13,650           180,375
                                                                                                                    -------------
                                                                                                                          552,423
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%      Orkla ASA                                                           68,620           631,469
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                     Storebrand ASA                                                      32,887           195,462
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%               Norsk Hydro ASA                                                     57,044           385,915
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Frontline Ltd.                                                       4,600           217,241
0.3%                                 Statoilhydro ASA                                                   106,094         2,521,148
                                                                                                                    -------------
                                                                                                                        2,738,389
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Norway                                                      6,618,443
---------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%              Banco BPI SA                                                        26,361            81,986
                                     Banco Comercial Portugues SA Registered Shares                     193,098           315,886
                                     Banco Espirito Santo SA Registered Shares                           17,884           221,755
                                                                                                                    -------------
                                                                                                                          619,627
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%        Cimpor Cimentos de Portugal SA                                      26,806           171,838
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Portugal Telecom SGPS SA Registered Shares                          53,624           539,248
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%            Energias de Portugal SA                                            151,006           633,744
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%      Jeronimo Martins SGPS SA                                            17,014           145,103
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%      Sonae SGPS SA                                                       29,281            22,518
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         Zon Multimedia Servicos de Telecomunicacoes e                       15,808           116,896
                                     Multimedia SGPS SA
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Brisa-Auto Estradas de Portugal SA Private Shares                   20,401     $     202,918
0.0%
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Portugal                                                    2,451,892
---------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.0%           Singapore Technologies Engineering Ltd.                            114,213           216,891
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                      Singapore Airlines Ltd.                                             44,009           442,110
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%              DBS Group Holdings Ltd.                                             93,605         1,115,514
                                     Oversea-Chinese Banking Corp.                                      206,914         1,044,709
                                     United Overseas Bank Ltd.                                          100,572         1,202,321
                                                                                                                    -------------
                                                                                                                        3,362,544
---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                  Jardine Cycle & Carriage Ltd.                                        7,529            82,818
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Singapore Exchange Ltd.                                             70,000           304,932
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Singapore Telecommunications Ltd.                                  656,132         1,499,743
Services - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &               Venture Corp. Ltd.                                                  10,000            54,405
Instruments - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%      Olam International Ltd.                                            115,900           147,819
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                 Golden Agri-Resources Ltd.                                         409,497            91,301
                                     Wilmar International Ltd.                                           68,670           121,779
                                                                                                                    -------------
                                                                                                                          213,080
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              Parkway Holdings Ltd.                                              109,706           145,323
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -      Genting International Plc (a)                                      149,388            47,918
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%      Fraser and Neave Ltd.                                               68,096           170,800
                                     Keppel Corp. Ltd.                                                  105,616           583,613
                                     SembCorp Industries Ltd.                                            81,590           186,916
                                                                                                                    -------------
                                                                                                                          941,329
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                     Cosco Corp. (Singapore) Ltd.                                        75,002            80,496
                                     Sembcorp Marine Ltd.                                                87,197           185,378
                                                                                                                    -------------
                                                                                                                          265,874
---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                        Neptune Orient Lines Ltd.                                           44,200            56,370
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                         Singapore Press Holdings Ltd.                                      130,316           363,578
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        Ascendas Real Estate Investment Trust                              117,152           154,761
(REITs) - 0.1%                       Capita Commercial Trust                                             38,000            35,334
                                     CapitaMall Trust                                                    83,000           132,361
                                                                                                                    -------------
                                                                                                                          322,456
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &             CapitaLand Ltd.                                                    139,833           304,805
Development - 0.1%                   City Developments Ltd.                                              46,535           290,988
                                     Keppel Land Ltd.                                                    39,182            78,259
                                     UOL Group Ltd.                                                      20,457            36,181
                                     Yanlord Land Group Ltd.                                              8,000             5,248
                                                                                                                    -------------
                                                                                                                          715,481
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                   ComfortDelgro Corp. Ltd.                                           106,816           112,450
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                  Noble Group Ltd.                                                   128,720     $     122,496
Distributors - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Singapore                                                   9,417,617
---------------------------------------------------------------------------------------------------------------------------------
Spain - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                      Iberia Lineas Aereas de Espana                                      40,744            99,177
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.0%                 Grifols SA                                                          10,517           268,723
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.6%              Banco Bilbao Vizcaya Argentaria SA                                 280,501         4,535,895
                                     Banco Popular Espanol SA                                            64,908           773,150
                                     Banco Santander SA                                                 492,791         7,389,047
                                     Banco de Sabadell SA                                                75,496           586,760
                                     Bankinter SA                                                        20,987           263,808
                                                                                                                    -------------
                                                                                                                       13,548,660
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         ACS Actividades de Construccion y Servicios, SA                     15,955           645,930
0.2%                                 Acciona SA                                                           2,303           350,998
                                     Fomento de Construcciones y Contratas SA                             3,759           169,815
                                     Grupo Ferrovial SA                                                   5,192           238,674
                                     Sacyr Vallehermoso SA                                                5,917            98,198
                                                                                                                    -------------
                                                                                                                        1,503,615
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Criteria Caixacorp. SA                                              69,161           332,520
0.1%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Telefonica SA                                                      338,901         8,058,222
Services - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.5%            Iberdrola SA                                                       273,447         2,777,933
                                     Red Electrica de Espana                                              8,904           453,403
                                     Union Fenosa SA                                                     30,065           735,026
                                                                                                                    -------------
                                                                                                                        3,966,362
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%          Gamesa Corp. Tecnologica SA                                         15,013           514,374
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                 Enagas                                                              14,730           317,635
                                     Gas Natural SDG SA                                                   9,017           334,700
                                                                                                                    -------------
                                                                                                                          652,335
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                   Indra Sistemas SA                                                    7,741           184,466
---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &        Iberdrola Renovables (a)                                            69,701           304,557
Energy Traders - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                     Corp. Mapfre SA                                                     56,153           245,467
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                     Zardoya Otis SA                                                      7,471           163,089
                                     Zardoya Otis SA (a)                                                    747            16,145
                                                                                                                    -------------
                                                                                                                          179,234
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         Gestevision Telecinco SA                                            10,684           109,192
                                     Promotora de Informaciones SA                                        4,647            31,379
                                                                                                                    -------------
                                                                                                                          140,571
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%               Acerinox SA                                                         11,741           210,303
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Repsol YPF SA                                                       57,406         1,701,275
0.2%
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%              Inditex SA                                                          17,909           757,795
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -      Abertis Infraestructuras SA                                         20,325     $     400,061
0.1%                                 Cintra Concesiones de Infraestructuras de
                                     Transporte SA                                                       20,706           243,355
                                                                                                                    -------------
                                                                                                                          643,416
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Spain                                                      33,311,072
---------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%             Assa Abloy AB Series B                                              24,977           302,459
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.5%              Nordea Bank AB                                                     165,351         1,974,116
                                     Skandinaviska Enskilda Banken AB Class A                            36,153           563,887
                                     Svenska Handelsbanken Class A                                       36,012           806,533
                                     Swedbank AB-A Shares                                                28,700           375,210
                                                                                                                    -------------
                                                                                                                        3,719,746
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                Securitas AB                                                        25,448           286,645
Supplies - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -           Telefonaktiebolaget LM Ericsson                                    236,889         2,249,685
0.3%
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         Skanska AB Class B                                                  30,205           343,800
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Investor AB                                                         36,400           681,624
0.1%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Tele2 AB                                                            24,366           278,073
Services - 0.2%                      TeliaSonera AB                                                     173,701           987,145
                                                                                                                    -------------
                                                                                                                        1,265,218
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Getinge AB Class B                                                  12,727           262,323
Supplies - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%            Electrolux AB                                                       19,627           229,615
                                     Husqvarna AB                                                        19,458           146,354
                                                                                                                    -------------
                                                                                                                          375,969
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.4%                     Alfa Laval AB                                                       30,393           314,508
                                     Atlat Copco AB Class A                                              53,334           605,927
                                     Atlas Copco AB Class B                                              31,386           317,116
                                     SKB AB                                                              30,965           395,590
                                     Sandvik AB                                                          80,267           850,362
                                     Scania AB                                                           28,889           355,802
                                     Volvo AB B Shares                                                   86,159           778,409
                                                                                                                    -------------
                                                                                                                        3,617,714
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         Modern Times Group AB                                                4,332           156,055
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%               Boliden AB                                                          22,520            94,707
                                     SSAB Svenskt Stal AB Series A                                       14,420           229,297
                                     SSAB Svenskt Stal AB Series B                                        6,267            86,587
                                                                                                                    -------------
                                                                                                                          410,591
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -        Lundin Petroleum AB (a)                                             15,302           127,850
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%       Holmen AB Class B                                                    2,745            89,318
                                     Svenska Cellulosa AB                                                44,132           467,507
                                                                                                                    -------------
                                                                                                                          556,825
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%              Hennes & Mauritz AB B Shares                                        40,355     $   1,652,368
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.0%                       Swedish Match AB                                                    21,550           376,702
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           Millicom International Cellular SA (b)                               6,052           417,900
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Sweden                                                     16,803,474
---------------------------------------------------------------------------------------------------------------------------------
Switzerland - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                 Actelion Ltd. (a)                                                    8,070           415,835
---------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%             Geberit AG                                                           3,274           401,517
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.1%               Credit Suisse Group AG                                              86,279         4,029,399
                                     EFG International AG                                                 2,886            83,322
                                     Julius Baer Holding AG Class B                                      17,498           870,183
                                     UBS AG (a)                                                         242,352         4,142,388
                                                                                                                    -------------
                                                                                                                        9,125,292
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                     Givaudan SA                                                            538           449,367
                                     Syngenta AG                                                          8,581         1,809,596
                                                                                                                    -------------
                                                                                                                        2,258,963
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.0%       Logitech International SA (a)                                       13,890           317,064
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%        Holcim Ltd.                                                         17,395         1,274,904
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     Pargesa Holding SA                                                   2,669           229,704
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        Swisscom AG                                                          1,872           557,887
Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%          ABB Ltd.                                                           181,453         3,516,274
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.7%                 Aryzta AG (a)                                                        7,200           291,407
                                     Lindt & Spruengli AG                                                    46           112,160
                                     Nestle SA Registered Shares                                        324,071        14,005,551
                                                                                                                    -------------
                                                                                                                       14,409,118
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Nobel Biocare Holding AG                                             9,625           321,942
Supplies - 0.2%                      Sonova Holding AG                                                    3,914           255,182
                                     Straumann Holding AG Registered Shares                                 806           223,318
                                     Synthes, Inc.                                                        4,898           677,601
                                                                                                                    -------------
                                                                                                                        1,478,043
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%                     Baloise Holding AG                                                   4,219           288,051
                                     Swiss Life Holding                                                   2,886           419,004
                                     Swiss Reinsurance Co. Registered Shares                             29,024         1,610,990
                                     Zurich Financial Services AG                                        12,004         3,324,155
                                                                                                                    -------------
                                                                                                                        5,642,200
---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services -     Lonza Group AG Registered Shares                                     3,920           491,847
0.1%
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                     OC Oerlikon Corp. AG (a)                                               611           121,028
                                     Schindler Holding AG                                                 3,443           207,262
                                     Sulzer AG                                                            2,539           270,143
                                                                                                                    -------------
                                                                                                                          598,433
---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                        Kuehne & Nagel International AG                                      4,353           290,444
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.3%               Novartis AG Registered Shares                                      196,153        10,327,369

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     Roche Holding AG                                                    57,933     $   9,068,943
                                                                                                                    -------------
                                                                                                                       19,396,312
---------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.1%         Adecco SA Registered Shares                                         10,121           439,672
                                     SGS SA                                                                 387           455,463
                                                                                                                    -------------
                                                                                                                          895,135
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           Compagnie Financiere Richemont AG                                   43,052         1,902,186
Goods - 0.3%                         The Swatch Group Ltd. Bearer Shares                                  2,613           482,320
                                     The Swatch Group Ltd. Registered Shares                              4,656           156,009
                                                                                                                    -------------
                                                                                                                        2,540,515
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in Switzerland                                                63,839,487
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 20.3%
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.4%           BAE Systems Plc                                                    281,090         2,072,165
                                     Cobham Plc                                                          77,230           262,526
                                     Meggitt Plc                                                         59,138           198,992
                                     Rolls-Royce Group Plc                                              145,521           881,120
                                                                                                                    -------------
                                                                                                                        3,414,803
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                      British Airways Plc                                                 45,251           138,052
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%               GKN Plc                                                             59,800           212,398
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.6%                     Diageo Plc                                                         203,482         3,471,278
                                     SABMiller Plc                                                       71,578         1,397,530
                                                                                                                    -------------
                                                                                                                        4,868,808
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%               3i Group Plc                                                        30,759           389,461
                                     ICAP Plc                                                            41,753           269,306
                                     Investec Plc                                                        25,570           139,711
                                     Man Group Plc                                                      137,152           838,115
                                     Schroders Plc                                                       11,024           203,370
                                                                                                                    -------------
                                                                                                                        1,839,963
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                     Johnson Matthey Plc                                                 16,900           411,129
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.5%              Alliance & Leicester Plc                                            31,146           151,850
                                     Barclays Plc                                                       650,526         3,865,041
                                     HBOS Plc                                                           419,075           950,784
                                     HSBC Holdings Plc                                                  958,243        15,502,628
                                     Lloyds TSB Group Plc                                               475,646         1,911,276
                                     Royal Bank of Scotland Group Plc                                 1,319,354         4,256,106
                                     Standard Chartered Plc                                             113,433         2,791,068
                                                                                                                    -------------
                                                                                                                       29,428,753
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -     Group 4 Securicor Plc                                               99,341           359,238
0.1%                                 Rentokil Initial Plc                                               159,006           197,278
                                     Serco Group Plc                                                     45,013           293,564
                                                                                                                    -------------
                                                                                                                          850,080
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -         Balfour Beatty Plc                                                  42,120           228,856
0.0%
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%        Rexam Plc                                                           51,289           364,400
---------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                  Inchcape Plc                                                        29,040            98,096
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services -     London Stock Exchange Group Plc                                     12,046           190,743
0.0%
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication        BT Group Plc                                                       617,011     $   1,788,737
Services - 0.3%                      Cable & Wireless Plc                                               199,060           591,137
                                                                                                                    -------------
                                                                                                                        2,379,874
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%            British Energy Group Plc                                            82,572         1,122,046
                                     Scottish & Southern Energy Plc                                      69,489         1,768,192
                                                                                                                    -------------
                                                                                                                        2,890,238
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                   Amec Plc                                                            26,645           305,627
Services - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.7%      J Sainsbury Plc                                                     81,012           508,070
                                     Tesco Plc                                                          626,802         4,359,379
                                     William Morrison Supermarkets Plc                                  192,228           893,933
                                                                                                                    -------------
                                                                                                                        5,761,382
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.5%                 Associated British Foods Plc                                        28,555           362,356
                                     Cadbury Plc                                                        108,214         1,094,462
                                     Tate & Lyle Plc                                                     34,772           238,882
                                     Unilever Plc                                                       103,593         2,816,767
                                                                                                                    -------------
                                                                                                                        4,512,467
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &              Smith & Nephew Plc                                                  70,152           740,903
Supplies - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                Carnival Plc                                                        12,944           385,795
Leisure - 0.3%                       Compass Group Plc                                                  147,980           917,769
                                     Enterprise Inns Plc                                                 39,732           128,299
                                     Intercontinental Hotels Group Plc                                   20,773           257,374
                                     Ladbrokes Plc                                                       53,298           179,985
                                     Mitchells & Butlers Plc                                             32,230           127,779
                                     TUI Travel Plc                                                      39,184           151,514
                                     Thomas Cook Group Plc                                               28,091           111,462
                                     Whitbread Plc                                                       13,771           260,463
                                     William Hill Plc                                                    28,157           118,731
                                                                                                                    -------------
                                                                                                                        2,639,171
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%            Berkeley Group Holdings Plc                                          3,735            51,035
                                     Persimmon Plc                                                       24,139           175,640
                                                                                                                    -------------
                                                                                                                          226,675
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.3%            Reckitt Benckiser Plc                                               48,015         2,327,990
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                   LogicaCMG Plc                                                      120,610           235,975
---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &        Drax Group Plc                                                      27,189           366,086
Energy Traders - 0.1%                International Power Plc                                            120,353           778,762
                                                                                                                    -------------
                                                                                                                        1,144,848
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%      Smiths Group Plc                                                    30,529           553,591
                                     Tomkins Plc                                                         78,603           219,465
                                                                                                                    -------------
                                                                                                                          773,056
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.8%                     Aviva Plc                                                          212,278         1,846,433
                                     Friends Provident Plc                                              186,698           317,536
                                     Legal & General Group Plc                                          484,369           874,151
                                     Old Mutual Plc                                                     397,492           556,375
                                     Prudential Plc                                                     198,870         1,813,286

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     Royal & Sun Alliance Insurance Group                               259,900     $     694,875
                                     Standard Life Plc                                                  171,156           746,148
                                                                                                                    -------------
                                                                                                                        6,848,804
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.0%     Home Retail Group                                                   72,181           304,189
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                     IMI Plc                                                             24,844           167,628
                                     Invensys Plc (a)                                                    64,547           239,834
                                                                                                                    -------------
                                                                                                                          407,462
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.5%                         British Sky Broadcasting Plc                                        90,532           673,548
                                     Daily Mail & General Trust                                          24,362           140,593
                                     ITV Plc                                                            287,054           215,569
                                     Pearson Plc                                                         64,575           699,587
                                     Reed Elsevier Plc                                                   87,957           875,848
                                     Thomson Reuters Plc                                                 14,969           334,481
                                     United Business Media Ltd.                                          15,334           135,074
                                     WPP Group Plc                                                       88,045           712,153
                                                                                                                    -------------
                                                                                                                        3,786,853
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.8%               Anglo American Plc                                                 105,524         3,564,546
                                     Antofagasta Plc                                                     31,691           230,208
                                     BHP Billiton Plc                                                   176,165         3,990,855
                                     Kazakhmys Plc                                                       17,122           179,813
                                     Lonmin Plc                                                          12,492           510,907
                                     Rio Tinto Plc Registered Shares                                     79,653         4,998,941
                                     Vedanta Resources Plc                                               11,572           242,552
                                     Xstrata Plc                                                         50,480         1,573,181
                                                                                                                    -------------
                                                                                                                       15,291,003
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%               Centrica Plc                                                       294,263         1,655,738
                                     National Grid Plc                                                  198,757         2,522,830
                                     United Utilities Group Plc                                          54,477           676,055
                                                                                                                    -------------
                                                                                                                        4,854,623
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%              Marks & Spencer Group Plc                                          126,932           463,638
                                     Next Plc                                                            16,097           296,799
                                                                                                                    -------------
                                                                                                                          760,437
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                BG Group Plc                                                       267,004         4,842,374
Fuels - 3.9%                         BP Plc                                                           1,503,139        12,518,519
                                     Cairn Energy Plc (a)                                                10,300           384,441
                                     Royal Dutch Shell Plc                                              283,063         8,174,942
                                     Royal Dutch Shell Plc Class B                                      218,513         6,138,618
                                     Tullow Oil Plc                                                      57,495           735,088
                                                                                                                    -------------
                                                                                                                       32,793,982
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%       Mondi Plc                                                           31,143           145,349
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.8%               AstraZeneca Plc                                                    116,223         5,085,835
                                     GlaxoSmithKline Plc                                                437,196         9,470,794
                                     Shire Ltd.                                                          44,716           707,097
                                                                                                                    -------------
                                                                                                                       15,263,726
---------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.2%         Capita Group  Plc                                                   47,970           597,015
                                     Experian Group Ltd.                                                 80,535           533,736

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                             Common Stocks                                                    Shares            Value
---------------------------------------------------------------------------------------------------------------------------------
                                     Hays Plc                                                            87,373     $     126,516
                                                                                                                    -------------
                                                                                                                        1,257,267
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts        British Land Co. Plc                                                40,216           542,458
(REITs) - 0.3%                       Hammerson Plc                                                       22,750           401,078
                                     Land Securities Group Plc                                           37,646           850,252
                                     Liberty International Plc                                           20,162           348,634
                                     Segro Plc                                                           35,377           266,727
                                                                                                                    -------------
                                                                                                                        2,409,149
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                   Firstgroup Plc                                                      38,694           369,401
                                     National Express Group Plc                                          12,431           179,755
                                     Stagecoach Group Plc                                                40,760           185,233
                                                                                                                    -------------
                                                                                                                          734,389
---------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%                      Sage Group Plc                                                     112,528           394,143
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%              The Carphone Warehouse Plc                                          32,874           101,528
                                     Kingfisher Plc                                                     188,357           449,032
                                                                                                                    -------------
                                                                                                                          550,560
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury           Burberry Group Plc                                                  35,712           252,520
Goods - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.8%                       British American Tobacco Plc                                       120,464         3,932,803
                                     Imperial Tobacco Group Plc                                          81,123         2,604,096
                                                                                                                    -------------
                                                                                                                        6,536,899
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                  Bunzl Plc                                                           30,014           353,099
Distributors - 0.1%                  Wolseley Plc                                                        53,182           401,978
                                                                                                                    -------------
                                                                                                                          755,077
---------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%               Severn Trent Plc                                                    18,856           457,531
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication           Vodafone Group Plc                                               4,242,212         9,368,583
Services - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks in the United Kingdom                                        169,156,833
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Common Stocks - 94.9%                                                      790,933,141
---------------------------------------------------------------------------------------------------------------------------------
                                     Exchange-Traded Funds
---------------------------------------------------------------------------------------------------------------------------------
United States - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
                                     iShares MSCI EAFE Index Fund                                       222,845        12,546,174
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Exchange-Traded Funds -1.5%                                                 12,546,174
---------------------------------------------------------------------------------------------------------------------------------
                                     Preferred Stocks
---------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                   Volkswagen AG, 4.35%                                                 8,482         1,055,962
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.1%            Henkel KGaA, 1.75%                                                  14,702           536,270
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                         ProSieben SAT.1 Media AG, 2.24%                                      4,674            31,617
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.0%               RWE AG, 3.50%                                                        2,624           188,700
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Preferred Stocks - 0.2%                                                      1,812,549
---------------------------------------------------------------------------------------------------------------------------------
                                     Rights
---------------------------------------------------------------------------------------------------------------------------------
Japan - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%               Dowa Mining Co., Ltd. (c)(d)                                         7,000                 0
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Rights - 0.0%                                                                        0
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Long-Term Investments
                                     (Cost - $833,501,853) - 96.6%                                                    805,291,864
---------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                   Beneficial
                                                                                                    Interest
                                     Short-Term Securities                                           (000)              Value
---------------------------------------------------------------------------------------------------------------------------------
                                     BlackRock Liquidity Series, LLC                               USD 15,473       $  15,473,306
                                     Cash Sweep Series, 2.59% (e)(f)
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Short-Term Securities
                                     (Cost - $15,473,306) - 1.9%                                                       15,473,306
---------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments
                                     (Cost - $848,975,159*) - 98.5%                                                   820,765,170
                                     Other Assets Less Liabilities - 1.5%                                              12,285,489
                                                                                                                    -------------
                                     Net Assets - 100.0%                                                            $ 833,050,659
                                                                                                                    =============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 861,916,649
                                                                  =============
      Gross unrealized appreciation                               $  81,520,378
      Gross unrealized depreciation                                (122,671,857)
                                                                  -------------
      Net unrealized depreciation                                 $ (41,151,479)
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   Security is fair valued.
(d)   The rights may be exercised until January 29, 2010.
(e)   Represents the current yield as of report date.
(f) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                            Net Activity                 Income
                                               (000)
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC      USD 1,944                   $ 292,523
      Cash Sweep Series
      --------------------------------------------------------------------------

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of September 30, 2008 were as follows:

      ----------------------------------------------------------------------------------------------------------------
                                                                        Expiration        Face             Unrealized
         Contracts           Issue                      Exchange           Date          Value            Depreciation
      ----------------------------------------------------------------------------------------------------------------
              2          IBEX 35 Plus Index             Madrid       October 2008     USD   314,077       $    (5,699)
             70        OMX Stock Index Future         Stockholm      October 2008     USD   830,527           (46,745)
              7             CAC 40 Index             Eurex Paris     December 2008    USD   402,954            (3,794)
              1             DAX 25 Index                Eurex        December 2008    USD   217,094            (9,866)
                                                     Deutschland
            200           DJ Euro Stoxx 50              Eurex        December 2008    USD 8,635,196           (13,851)
             73         FTSE 100 Index Future           LIFFE        December 2008    USD 6,577,773          (123,695)
             31         SPI 200 Index Future            Sydney       December 2008    USD 2,892,275          (113,671)
             73          TOPIX Index Future             Tokyo        December 2008    USD 8,108,906          (654,814)
      ---------------------------------------------------------------------------------------------------------------
      Total                                                                                               $  (972,135)
                                                                                                          ===========

Master International Index Series of Quantitative Master Series LLC Schedule of Investments September 30, 2008 (Unaudited)

o Foreign currency exchange contracts as of September 30, 2008 were as follows:

      ----------------------------------------------------------------------
                                                                 Unrealized
      Currency          Currency            Settlement           Appreciation
      Purchased         Sold                   Date             (Depreciation)
      ----------------------------------------------------------------------
      AUD 2,233,150     USD 1,906,042        11/14/08           $ (144,534)
      AUD 61,000        USD 52,578           11/14/08               (4,461)
      AUD 382,000       USD 324,408          11/14/08              (23,086)
      CHF 202,000       USD 184,956          11/14/08               (4,384)
      CHF 137,000       USD 126,034          11/14/08               (3,567)
      EUR 6,181,500     USD 9,073,878        11/14/08             (344,179)
      EUR 746,000       USD 1,072,959        11/14/08              (19,435)
      EUR 599,000       USD 886,558          11/14/08              (40,632)
      GBP 1,333,000     USD 2,428,580        11/14/08              (52,699)
      GBP 1,734,000     USD 3,259,306        11/14/08             (168,699)
      GBP 122,000       USD 226,344          11/14/08               (8,896)
      GBP 296,000       USD 543,648          11/14/08              (16,071)
      JPY 397,748,000   USD 3,713,385        11/14/08               52,148
      JPY 216,435,000   USD 1,986,129        11/14/08               62,890
      JPY 95,209,000    USD 901,049          11/14/08                  307
      JPY 54,110,000    USD 504,090          11/14/08                8,177
      SEK 3,705,000     USD 578,124          11/14/08              (42,529)
      SEK 737,000       USD 114,971          11/14/08               (8,430)
      SEK 442,000       USD 65,446           11/14/08               (1,550)
      USD 903,393       AUD 1,093,000        11/14/08               41,234
      USD 306,810       AUD 382,000          11/14/08                5,489
      USD 96,581        CHF 107,000          11/14/08                  931
      USD 77,738        CHF 86,000           11/14/08                  861
      USD 1,962,158     EUR 1,354,000        11/14/08               49,999
      USD 1,074,546     EUR 746,000          11/14/08               21,022
      USD 318,989       EUR 218,000          11/14/08               11,123
      USD 1,974,988     GBP 1,077,000        11/14/08               55,391
      USD 538,082       GBP 296,000          11/14/08               10,504
      USD 1,736,244     JPY 183,885,000      11/14/08               (4,620)
      USD 1,014,075     JPY 108,200,000      11/14/08              (10,269)
      USD 2,039,288     JPY 216,435,000      11/14/08               (9,731)
      USD 96,543        SEK 649,000          11/14/08                2,723
      --------------------------------------------------------------------
      Total                                                     $ (584,973)
                                                                ==========

o     Currency Abbreviations:
      AUD Australian Dollar          JPY Japanese Yen
      CHF Swiss Franc                SEK Swedish Krona
      EUR Euro                       USD U.S. Dollar
      GBP British Pound

Master International Index Series of Quantitative Master Series LLC Schedule of Investments September 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.


      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Series' investments:

            ------------------------------------------------------
                Valuation    Investments in        Other Financial
                  Inputs      Securities             Instruments*
            ------------------------------------------------------
            Level 1          $ 16,850,021           $   (972,135)
            Level 2           803,915,149               (584,973)
            Level 3                     -                      -
            ----------------------------------------------------
            Total            $820,765,170           $ (1,557,108)
                             ===================================
            * Other financial instruments are futures and foreign currency exchange contracts.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: November 24, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: November 24, 2008